CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 19,699	$ 702
Due from Related Party	40,000	40,000
Subscription Receivables	5,000	5,000
Prepaid expense	3,485	3,485
Total current assets	68,184	49,187
Security deposits
Intellectual Property - Proprietary Databases and Technology	0	270,450,011
Trademarks and Tradenames	0	30,000,000
TOTAL ASSETS	68,184	300,499,198
Current Liabilities
Accounts payable and accrued expenses	4,000	4,000
Due to related parties	60,314	48,335
Note Payable	10,600	300,007,500
Total current liabilities	79,914	300,059,835
Total other liabilities	0	0
TOTAL LIABILITIES	177,068	300,059,835
Stockholders' Equity
Common stock, par value $.01 - authorized 1,000,000,000 shares, 63,749,525 and 50,004,185 shares issued and outstanding, respectively as of December 31, 2023, and 2022 respectively	637,495	500,042
Additional paid-in-capital	38,795,899	39,219,146
Accumulated deficit	(39,446,101)	(39,279,950)
Non Controlling Interest	5,851
TOTAL STOCKHOLDERS' EQUITY	(6,731)	439,363
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	68,184	300,499,198
Series A Convertible Preferred Stock [Member]
Stockholders' Equity
Series A convertible preferred stock, par value $.01 - authorized 50,000 shares, 12,500 shares, issued and outstanding	125	125
Series B Convertible Preferred Stock [Member]
Stockholders' Equity
Series A convertible preferred stock, par value $.01 - authorized 50,000 shares, 12,500 shares, issued and outstanding	0	0
Series C Convertible Preferred Stock [Member]
Stockholders' Equity
Series A convertible preferred stock, par value $.01 - authorized 50,000 shares, 12,500 shares, issued and outstanding	$ 0	$ 0